Note 4 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

Note 4. Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which introduced an approach to estimate credit losses on certain types of financial instruments, including trade receivables, based on expected losses. ASU 2016-13, which is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, required companies to make a cumulative-effect adjustment to retained earnings as of January 1, 2020. The Company adopted ASU 2016-13 effective January 1, 2020. The adoption of ASU 2016-13 did not have an impact on the Company’s financial position or results of operations (See Note 6).

In March 2020, the FASB issued ASU 2020-04, establishing ASC Topic 848, Reference Rate Reform (“ASU 2020-04”). ASU 2020-04 contains practical expedients for reference rate reform related activities that impact debt, leases, derivatives and other contracts to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. The guidance in ASU 2020-04 is optional and may be elected over time as reference rate reform activities occur. The Company is currently evaluating the adoption of this pronouncement and does not expect the adoption to have an impact on the Company's financial position, results of operations or financial disclosures.